CHASE HOME LENDING MORTGAGE TRUST 2026-AGY1 ABS-15G

Exhibit 99.1

Schedule 5 - Pool 1 AMC Data Compare

Data Compare (Non-Ignored)

Run Date - 6/1/2026 7:56:05 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Servicer Loan ID	Investor Loan Number	Field Label	Bid Tape Field Value	Field Value	Compare Status	Comment